Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
	Functional /	Average Exchange Rate for			Exchange Rate as of
	Recording				December 31,	December 31,
Country or Zone	Currency	2024	2023	2022	2024	2023
Guatemala	Quetzal	2.36	2.27	2.60	2.63	2.16
Costa Rica	Colon	0.04	0.03	0.03	0.04	0.03
Panama	U.S. dollar	18.30	17.77	20.13	20.27	16.89
Colombia	Colombian peso	0.004	0.004	0.01	0.005	0.01
Nicaragua	Cordoba	0.50	0.49	0.56	0.55	0.46
Argentina	Argentine peso	0.02	0.07	0.16	0.02	0.02
Brazil	Reais	3.40	3.56	3.90	3.27	3.49
Chile	Chilean peso	0.02	0.02	0.02	0.02	0.02
Euro Zone	Euro (€)	19.82	19.19	21.17	21.29	18.76
Peru	Nuevo Sol	4.87	4.74	5.24	5.38	4.55
Ecuador	U.S. dollar	18.30	17.77	20.13	20.27	16.89
United States	U.S. dollar	18.30	17.77	20.13	20.27	16.89
Uruguay	Uruguayan peso	0.46	0.46	0.49	0.46	0.43
Switzerland	Swiss franc	20.78	19.77	—	22.43	20.11

(1)Exchange rates published by the Central Bank of each country where the Company operates, except for Panama and Ecuador.

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments
As of December 31, 2024, 2023, and 2022, the operations of the Company are classified as follows:

			Cumulative Inflation 2021 - 2023
Country	Cumulative Inflation 2022 - 2024	Type of Economy		Type of Economy	Cumulative Inflation 2020 - 2022	Type of Economy
Mexico	17.6%	Non-hyperinflationary	21.1%	Non-hyperinflationary	19.4%	Non-hyperinflationary
Guatemala	15.7%	Non-hyperinflationary	17.3%	Non-hyperinflationary	18.0%	Non-hyperinflationary
Costa Rica	6.9%	Non-hyperinflationary	9.5%	Non-hyperinflationary	12.4%	Non-hyperinflationary
Panama	3.8%	Non-hyperinflationary	6.7%	Non-hyperinflationary	3.1%	Non-hyperinflationary
Colombia	30.0%	Non-hyperinflationary	30.6%	Non-hyperinflationary	21.4%	Non-hyperinflationary
Nicaragua	21.2%	Non-hyperinflationary	26.3%	Non-hyperinflationary	23.1%	Non-hyperinflationary
Argentina (a)	1221.0%	Hyperinflationary	815.6%	Hyperinflationary	300.3%	Hyperinflationary
Brazil	16.0%	Non-hyperinflationary	21.8%	Non-hyperinflationary	21.7%	Non-hyperinflationary
Euro Zone	15.1%	Non-hyperinflationary	18.0%	Non-hyperinflationary	14.6%	Non-hyperinflationary
Chile	22.5%	Non-hyperinflationary	25.6%	Non-hyperinflationary	20.9%	Non-hyperinflationary
Peru	14.2%	Non-hyperinflationary	19.2%	Non-hyperinflationary	15.4%	Non-hyperinflationary
Ecuador	5.7%	Non-hyperinflationary	7.2%	Non-hyperinflationary	5.8%	Non-hyperinflationary
United States	13.2%	Non-hyperinflationary	17.8%	Non-hyperinflationary	13.8%	Non-hyperinflationary
Uruguay	20.1%	Non-hyperinflationary	22.9%	Non-hyperinflationary	27.9%	Non-hyperinflationary
Germany	8.5%	Non-hyperinflationary	24.1%	Non-hyperinflationary	—%	Non-hyperinflationary
Netherlands	15.5%	Non-hyperinflationary	19.1%	Non-hyperinflationary	—%	Non-hyperinflationary
Austria	18.7%	Non-hyperinflationary	21.3%	Non-hyperinflationary	—%	Non-hyperinflationary
Luxembourg	14.3%	Non-hyperinflationary	17.3%	Non-hyperinflationary	—%	Non-hyperinflationary
Switzerland	5.3%	Non-hyperinflationary	6.2%	Non-hyperinflationary	—%	Non-hyperinflationary

Disclosure of Estimated Useful Lives of Company's Assets
The estimated useful lives of the Company’s assets are as follows:

Years
Buildings	20-50
Machinery and equipment	5-25
Distribution equipment	4-14
Refrigeration equipment	7-10
Returnable bottles	1.5-4
Leasehold improvements	The shorter of the lease term or 20 years
Information technology equipment	3-4
Other equipment	2-15